Reserves (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Balance at 1 January		¥ 17,416,056
Net profit attributable to shareholders of the Company		5,336,331	¥ 6,143,222	¥ 5,968,466
Dividends proposed and approved	¥ (3,247,144)	(3,247,144)	(2,700,000)	(1,080,000)
Utilization of safety production fund		0	0	0
Forfeit of share option scheme		(13,004)
Share option scheme			(10,640)	18,004
Exercise of share option		37,102	76,496
Transactions with non-controlling interests		(152,800)
Balance at 31 December		19,522,249	17,416,056
Legal surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Forfeit of share option scheme		0
Share option scheme			0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Transactions with non-controlling interests		0
Balance at 31 December		4,072,476	4,072,476	4,072,476
Capital surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		4,180	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Forfeit of share option scheme		0
Share option scheme			0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Transactions with non-controlling interests		9,559
Balance at 31 December		13,739	4,180	4,180
Surplus reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Forfeit of share option scheme		0
Share option scheme			0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Transactions with non-controlling interests		0
Balance at 31 December		101,355	101,355	101,355
Other reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		47,469	58,919
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Forfeit of share option scheme		(13,004)
Share option scheme			(10,640)
Exercise of share option		(17,062)	0
Share of other comprehensive loss of investments accounted for using the equity method		(7,014)	(810)
Transactions with non-controlling interests		0
Balance at 31 December		10,389	47,469	58,919
Share premium [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		62,319	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Forfeit of share option scheme		0
Share option scheme			0
Exercise of share option		44,527	62,319
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Transactions with non-controlling interests		0
Balance at 31 December		106,846	62,319	0
Safety production fund [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		0	346
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		57,135	(346)
Forfeit of share option scheme		0
Share option scheme			0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Transactions with non-controlling interests		0
Balance at 31 December		57,135	0	346
Retained earnings [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		13,128,257	9,684,689
Net profit attributable to shareholders of the Company		5,336,331	6,143,222
Dividends proposed and approved		(3,247,144)	(2,700,000)	(1,080,000)
Utilization of safety production fund		(57,135)	346	607
Forfeit of share option scheme		0
Share option scheme			0	0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Transactions with non-controlling interests		0
Balance at 31 December		15,160,309	13,128,257	9,684,689
Total [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		17,416,056	13,921,965
Net profit attributable to shareholders of the Company		5,336,331	6,143,222
Dividends proposed and approved		(3,247,144)	(2,700,000)
Utilization of safety production fund		0	0
Forfeit of share option scheme		(13,004)
Share option scheme			(10,640)
Exercise of share option		27,465	62,319
Share of other comprehensive loss of investments accounted for using the equity method		(7,014)	(810)
Transactions with non-controlling interests		9,559
Balance at 31 December		¥ 19,522,249	¥ 17,416,056	¥ 13,921,965